INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2013
INTANGIBLE ASSETS, NET
Summary of company's intangible assets

	March 31, 2012
				Weighted
	Gross		Net	Average
	carrying	Accumulated	carrying	Amortization
	amount	amortization	amount	Period
	RMB	RMB	RMB	Years
ETS TOEIC license	24,126,706	(7,495,275)	16,631,431	10
Customer relationships	1,300,000	(334,165)	965,835	12
Total intangible assets	25,426,706	(7,829,440)	17,597,266

	March 31, 2013
				Weighted
	Gross		Net	Average
	carrying	Accumulated	carrying	Amortization
	amount	amortization	amount	Period
	RMB	RMB	RMB	Years
ETS TOEIC license	24,126,706	(9,901,334)	14,225,372	10
Customer relationships	1,300,000	(442,498)	857,502	12
Total intangible assets	25,426,706	(10,343,832)	15,082,874